Financial Risk Management Objectives (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency

The balance of financial assets and liabilities denominated in a currency different from the Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2020	2019	2020	2019
United States dollar (USD)	10,025	19,263	7,501	4,802
Thai Baht (THB)	13,241	346	30	87,779
Singapore dollar (SGD)	113	233	6	20
Taiwan dollar (TWD)	3,357	9,711	4,820	7,648
Renminbi (RMB)	18	119	—	—
Hong Kong dollar (HKD)	8,017	7,526	28	83
Euro (EUR)	249	—	413	—

Statements [Line Items]
Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2020
Financial liabilities
Interest-bearing loans and borrowings	10,279	462	463	4,224	15,428
Trade and other payables	27,370	—	—	—	27,370
Due to related parties	10,620	—	—	—	10,620
Lease liability	613	584	431	993	2,621
	48,882	1,046	894	5,217	56,039

As of December 31, 2019
Financial liabilities
Interest-bearing loans and borrowings	11,484	—	—	—	11,484
Trade and other payables	16,879	—	—	—	16,879
Due to related parties	3,284	—	—	—	3,284
Financial liabilities at fair value through profit or loss	3	—	—	—	3
Lease liability	656	910	444	1,182	3,192
	32,306	910	444	1,182	34,842

Summary of Capital Management

In line with industry practices, the Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Company includes within net debt, interest bearing loans and borrowings, trade and other payables, less cash and cash equivalents.

	As of December 31,
	2020	2019
	US$’000	US$’000
Interest bearing loans and borrowings	13,781	11,356
Trade and other payables	27,370	16,879
Less: cash and cash equivalents	(52,237)	(53,673)
Net debt	(11,086)	(25,438)
Total Equity	234,875	228,435
Capital and net debt	223,789	202,997
Gearing ratio	0.0%	0.0%

Foreign currency risk [Member]
Statements [Line Items]
Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

The following table demonstrates the sensitivity of the Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	RMB	HKD	EUR
	5%	126	22	4	(3)	—	52	(10)
2020	-5%	(126)	(22)	(4)	3	—	(52)	10

	5%	723	(147)	8	3	1	48	—
2019	-5%	(723)	147	(8)	(3)	(1)	(48)	—

Commodity price risk: Copper [Member]
Statements [Line Items]
Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Commodity price sensitivity

The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2020	+28%	5,398	N/A
Copper	-28%	(5,398)	N/A

2019	-16%	(3,473)	N/A
Copper	+16%	3,473	N/A